Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table disaggregates our revenue by product and service offering and timing of transfer of control:

	Three months ended June 30, 2020
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$250.6	$202.2	$99.4	$552.2
Services & spares	161.1	88.1	66.5	315.7
Integrated rack solutions	73.0	32.5	32.3	137.8
Total	$484.7	$322.8	$198.2	$1,005.7

Timing of revenue recognition:
Products and services transferred at a point in time	$332.4	$256.8	$153.4	$742.6
Products and services transferred over time	152.3	66.0	44.8	263.1
Total	$484.7	$322.8	$198.2	$1,005.7

	Three months ended June 30, 2019
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering: (1)
Critical infrastructure & solutions	$317.4	$194.7	$124.3	$636.4
Services & spares	170.9	91.5	74.3	336.7
Integrated rack solutions	86.8	37.1	37.1	161.0
Total	$575.1	$323.3	$235.7	$1,134.1

Timing of revenue recognition:
Products and services transferred at a point in time	$417.3	$254.7	$190.3	$862.3
Products and services transferred over time	157.8	68.6	45.4	271.8
Total	$575.1	$323.3	$235.7	$1,134.1

(1)Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the three months ended June 30,2019 have been adjusted by $(36.2), $10.8, and $25.4, respectively, to reflect the strategic realignment described above.

	Six months ended June 30, 2020
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$490.4	$318.5	$204.8	$1,013.7
Services & spares	322.7	167.3	131.9	621.9
Integrated rack solutions	138.3	60.9	68.2	267.4
Total	$951.4	$546.7	$404.9	$1,903.0

Timing of revenue recognition:
Products and services transferred at a point in time	$645.6	$417.7	$319.2	$1,382.5
Products and services transferred over time	305.8	129.0	85.7	520.5
Total	$951.4	$546.7	$404.9	$1,903.0

	Six months ended June 30, 2019
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering: (2)
Critical infrastructure & solutions	$650.8	$336.1	$258.5	$1,245.4
Services & spares	324.9	174.5	143.5	642.9
Integrated rack solutions	154.0	71.7	74.9	300.6
Total	$1,129.7	$582.3	$476.9	$2,188.9

Timing of revenue recognition:
Products and services transferred at a point in time	$833.4	$451.4	$389.8	$1,674.6
Products and services transferred over time	296.3	130.9	87.1	514.3
Total	$1,129.7	$582.3	$476.9	$2,188.9

(2)Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the six months ended June 30,2019 have been adjusted by $(65.8), $10.7, and $55.1, respectively, to reflect the strategic realignment described above.

	Year Ended December 31, 2019
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,355.4	$763.2	$514.0	$2,632.6
Services & software solutions	679.4	336.0	283.5	1,298.9
I.T. & Edge infrastructure	194.3	178.8	126.6	499.7
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

Timing of revenue recognition:
Products and services transferred at a point in time	$1,592.4	$1,007.1	$748.9	$3,348.4
Products and services transferred over time	636.7	270.9	175.2	1,082.8
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

	Year Ended December 31, 2018
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,246.4	$723.9	$481.5	$2,451.8
Services & software solutions	669.8	339.1	267.2	1,276.1
I.T. & Edge infrastructure	229.5	181.2	147.0	557.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Timing of revenue recognition:
Products and services transferred at a point in time	$1,530.6	$973.5	$701.8	$3,205.9
Products and services transferred over time	615.1	270.7	193.9	1,079.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Schedule of Contract Assets, Liabilities and Deferred Revenue
The opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue are as follows:

	Balances at June 30, 2020	Balances at December 31, 2019
Deferred revenue - current (3)	$190.2	$160.9
Deferred revenue - noncurrent (4)	37.9	41.3
Other contract liabilities - current (3)	36.0	39.8

(3)Current deferred revenue and contract liabilities are included within accrued expenses and other liabilities.
(4)Noncurrent deferred revenue is recorded within other long-term liabilities.

	Balances at	Balances at
	December 31, 2019	December 31, 2018
Deferred revenue - current (1)	$160.9	$170.5
Deferred revenue - noncurrent (2)	41.3	36.5
Other contract liabilities - current (1)	39.8	29.8
(1)	Current deferred revenue and contract liabilities are included within accrued expenses.
(2)	Noncurrent deferred revenue is recorded within other long-term liabilities.